FAIR VALUE MEASUREMENTS (Details) - ITHAX ACQUISITION CORP.	Dec. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 241,600,623
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	6,702,750
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Marketable securities held in Trust Account	241,600,623
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	6,520,500
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	$ 182,250